WARRANTS AND OPTIONS (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Share based compensation			$ 3,718	$ 7,117
Share options [member]
IfrsStatementLineItems [Line Items]
Share based compensation	$ 1,050	$ 426	2,110	3,740
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Share based compensation	$ 793	$ 2,822	$ 1,608	$ 3,342
Number of exercisable shares | shares	500,000		500,000